CONSOLIDATED AND COMBINED CONDENSED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Dec. 31, 2021	Sep. 30, 2022	Oct. 01, 2021
Net sales	$ 620,265	$ 605,968	$ 59,921	$ 1,929,353	$ 1,803,900
Cost of sales	410,927	398,973		1,268,212	1,178,719
Gross profit	209,338	206,995		661,141	625,181
Selling, general and administrative expense	121,668	124,104		394,026	381,225
Restructuring and other related charges	6,676	4,227		16,629	10,791
Operating income	80,994	78,664		250,486	233,165
Pension settlement gain	(3,300)	0		(3,300)	(11,208)
Interest expense (income) and other, net	12,165	(209)		19,516	(748)
Income before income taxes	72,129	78,873	11,907	234,270	245,121
Income tax expense	17,836	17,441	5,039	63,629	47,043
Net income from continuing operations	54,293	61,432		170,641	198,078
Loss from discontinued operations, net of taxes	(977)	0		(4,898)	0
Net income	53,316	61,432		165,743	198,078
Less: Income attributable to noncontrolling interest, net of taxes	962	818		2,703	2,399
Net income attributable to ESAB Corporation	$ 52,354	$ 60,614		$ 163,040	$ 195,679
Earnings (loss) per share—basic
Income from continuing operations	$ 0.88	$ 1.01		$ 2.78	$ 3.26
Loss on discontinued operations	(0.02)	0		(0.08)	0
Net income per share	0.86	1.01		2.7	3.26
Earnings (loss) per share—diluted
Income from continuing operations	0.88	1.01		2.77	3.26
Loss on discontinued operations	(0.02)	0		(0.08)	0
Net income per share—diluted	$ 0.86	$ 1.01		$ 2.69	$ 3.26
ESAB Corporation
Net sales			59,921
Cost of sales			36,435
Gross profit			23,486
Selling, general and administrative expense			11,375
Operating income			12,111
Interest expense			204
Income tax expense			5,039
Net income from continuing operations			11,907
Net income			6,868
Net income attributable to ESAB Corporation			$ 6,868